Taxes (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	0.00%	0.00%	0.50%
Research and development ("R&D") tax credit	0.00%	0.10%	2.90%
Exempt income	0.00%	0.00%	0.90%
Non-PRC entities not subject to PRC tax	0.60%	(14.70%)	(20.80%)
Change in valuation allowance	(13.20%)	0.10%	0.50%
Others	(12.40%)	(10.40%)	(1.40%)
Effective tax rate	0.00%	0.10%	7.60%